STATEMENTS OF CONSOLIDATED AND COMBINED EQUITY (USD $) In Thousands	Total	MRD [Member]	MEMP [Member]	Member Equity [Member]	Member Equity [Member] MRD [Member]	Member Equity [Member] MEMP [Member]	Previous Owners [Member] Member Equity [Member]	Previous Owners [Member] Member Equity [Member] MRD [Member]	Previous Owners [Member] Member Equity [Member] MEMP [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] MRD [Member]	Noncontrolling Interest [Member] MEMP [Member]	Common Stock [Member]	Common Stock [Member] MRD [Member]	Common Stock [Member] MEMP [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] MRD [Member]	Additional Paid-in Capital [Member] MEMP [Member]	Accumulated earnings (deficit) [Member]	Accumulated earnings (deficit) [Member] MRD [Member]	Accumulated earnings (deficit) [Member] MEMP [Member]
Members' equity, beginning balance at Dec. 31, 2011				$ 853,436			$ 261,340
Noncontrolling interests, beginning balance at Dec. 31, 2011										161,588
Total equity, beginning balance at Dec. 31, 2011	1,276,364
Net income (loss)	26,997			(7,620)			37,318			(2,701)
Contributions	44,072			0			44,072			0
Contribution of oil and gas properties from NGP affiliate	6,893			0			6,893			0
Net proceeds from MEMP public equity Offering	194,134			0			0			194,134
Distributions	(44,027)			0			(28,772)			(15,255)
Net book value of net assets acquired from affiliates	0			52,217			(93,696)			41,479
Amortization of MEMP equity awards	1,423			0			0			1,423
Noncontrolling interest's share of net book value in excess of consideration received from sale of assets to MEMP	0			727			0			(727)
Contribution related to sale of assets to NGP affiliate	47,171			6,291			40,138			742
Net book value of assets acquired by NGP affiliate	(34,506)			(579)			(33,859)			(68)
Distribution to affiliate in connection with acquisition of assets	(242,174)			(134,964)			0			(107,210)
Impact of equity transactions of MEMP	0			41,930			0			(41,930)
Other	362			176			(1)			187
Members' equity, ending balance at Dec. 31, 2012				811,614			233,433
Noncontrolling interests, ending balance at Dec. 31, 2012										231,662
Total equity, ending balance at Dec. 31, 2012	1,276,709
Net income (loss)	151,332			90,712			10,790			49,830
Contributions	1,214			0			1,214			0
Net proceeds from MEMP public equity Offering	490,138			0			0			490,138
Sale of MEMP common units	135,012			60,701			0			74,311
Distributions	(814,450)			(732,362)			(4,005)			(78,083)
Net book value of net assets acquired from affiliates	0			50,751			(181,556)			130,805
Amortization of MEMP equity awards	3,558			0			0			3,558
Noncontrolling interest's share of cash consideration received in excess of the net book value sold to MEMP	0			(24)			0			24
Distribution to affiliate in connection with acquisition of assets	(351,235)			(98,180)			0			(253,055)
Purchase of noncontrolling interests	(15,135)			(303)			0			(14,832)
Impact of equity transactions of MEMP	0			54,183			0			(54,183)
Other	(1,765)			94			(2,299)			440
Net assets retained by previous owners	(17,246)			0			(17,246)			0
Members' equity, ending balance at Dec. 31, 2013	277,517			237,186			40,331
Noncontrolling interests, ending balance at Dec. 31, 2013	580,615									580,615
Total equity, ending balance at Dec. 31, 2013	858,132
Total stockholders equity, beginning balance at Dec. 31, 2013													0			0			0
Net income (loss)	(636,063)			20,305			1,425			126,788			0			0			(784,581)
Issuance of shares in connection with restructuring transactions (see Note 1)	914,862			0			0			0			1,710			913,152			0
Issuance of shares in connection with initial public offering (see Note 1)	380,177			0			0			0			215			379,962			0
Tax related effects in connection with restructuring transactions and initial public offering	(43,251)			0			0			0			0			(43,251)			0
Share repurchase		(2,215)	(12,903)		0	0		0	0		0	(12,903)		(1)	0		0	0		(2,214)	0
Restricted stock awards	0			0			0			0			11			(11)			0
Amortization of restricted stock awards	2,804			0			0			0			0			2,804			0
Contribution related to MRD Holdco incentive unit compensation expense (see Note 12)	111,866			0			0			0			0			111,866			0
Net proceeds from MEMP public equity Offering	540,698			0			0			540,698			0			0			0
Distributions	(149,084)			0			0			(149,084)			0			0			0
Net book value of net assets acquired from affiliates	3,303			45,059			(41,756)			0			0			0			0
Amortization of MEMP equity awards	7,874			0			0			7,874			0			0			0
Contribution related to sale of assets to NGP affiliate	1,165			1,165			0			0			0			0			0
Net book value of assets sold to NGP affiliate	(621)			(621)			0			0			0			0			0
Distribution to affiliate in connection with acquisition of assets	(66,693)			(66,693)			0			0			0			0			0
Purchase of noncontrolling interests	(3,292)			0			0			(411)			0			(2,881)			0
Distribution of net assets to MRD Holdco	(93,084)			(123,078)			0			29,994			0			0			0
Distribution of shares received in connection with restructuring transactions to MRD Holdco	(110,510)			(110,510)			0			0			0			0			0
Net equity deemed contribution (distribution) related to net assets transferred to MEMP	0			(2,659)			0			(2,668)			0			5,327			0
Other	811			(154)			0			663			0			378			(76)
MEMP restricted units repurchased	(1,012)			0			0			(1,012)			0			0			0
Members' equity, ending balance at Dec. 31, 2014				0			0
Total stockholders equity, ending balance at Dec. 31, 2014	582,410												1,935			1,367,346			(786,871)
Total equity, ending balance at Dec. 31, 2014	1,702,964
Noncontrolling interests, ending balance at Dec. 31, 2014	$ 1,120,554									$ 1,120,554